Intangible Assets - Additional Information (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [Line Items]
Intangible assets pledged as security for liabilities		€ 0
Description on key assumptions used		Other key assumptions used for the calculation were pre-tax risk adjusted discount rate of ranging between 9.1%-14.0% (2017: 8.3%-14.6%), new business contribution, renewals, asset fees, investment return, persistency and expenses. Operating assumptions are best estimate assumptions and based on historical data where available. Economic assumptions are based on observable market data and projections of future trends.
Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows		Value in use has been determined based on a business plan covering a period of typically 3 years, that, in certain instances was further extrapolated to 20 years
New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows		The new business levels for years 4-20 assumed a growth rate based on the business plan of the third year
Assumed growth rate extrapolated based on business plan		20.00%	20.00%
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate		25.20%	28.50%
Intangible assets expected future term based on premium earned		80 years
Top of range [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection		20 years
Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Pre-tax adjusted discount rate		8.60%	9.10%
Intangible assets expected future term based on premium earned		50 years
Bottom of range [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection		3 years
United States [member] | Annuities cash generating units [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit		€ 127	€ 127
Pre-tax adjusted discount rate		17.00%
United States [member] | Retirement plans cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Recoverable amount of assets - cash generating unit		€ 56	€ 55
Pre-tax adjusted discount rate		18.00%
United States [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows		Assume business plans covering a period of three years further extrapolated to ten years
United States [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows		New business levels for years 4-10
Assumed growth rate extrapolated based on business plan		0.00%	0.00%
United States [member] | Top of range [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection		10 years
United States [member] | Bottom of range [member] | Existing business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection		3 years
United States [member] | Bottom of range [member] | New business cash generating unit [member]
Disclosure of detailed information about intangible assets [Line Items]
Period for cash flows projection		4 years
Future servicing rights [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period		30 years
Remaining average amortization period		15 years	13 years
Software [member]
Disclosure of detailed information about intangible assets [Line Items]
Average amortization period		3 to 5 years
Remaining average amortization period		4 years	4 years
Goodwill [member] | Robidus [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions through business combinations	€ 85
Pre-tax adjusted discount rate		8.20%
Assumed growth rate extrapolated based on business plan		2.00%
Post-tax adjusted discount rate		8.10%
Goodwill [member] | Aegon Netherlands [member] | Robidus [member]
Disclosure of detailed information about intangible assets [Line Items]
Description of period for projected cash flows		five years
Other [member] | Robidus [member]
Disclosure of detailed information about intangible assets [Line Items]
Acquisitions through business combinations	€ 33